Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Restricted Stock Units Activity
The following table summarizes restricted stock unit grants by grantee type during the years ended December 31, 2025, 2024 and 2023:

Years Ended December 31,	Grantee Type	Number of Restricted Stock Units Granted	Vesting Period	Grant Date Fair Value (In thousands)
2025	Directors	20,248	1 year	$360
2025	Associates	919,850	1-3 years	$19,260
2024	Directors	13,834	1 year	$350
2024	Associates	839,166	1-3 years	$21,847
2023	Directors	12,036	1 year	$350
2023	Associates	634,109	1-3 years	$19,759
The following table provides a summary of restricted stock unit activity under the 2010 and 2017 Plans for the year ended December 31, 2025:

Year Ended December 31, 2025
Restricted Stock	Total number of Time-Based Restricted Stock Units, AFFO shares and Project Orion shares	Aggregate Intrinsic Value (in millions)	Number of Market Performance-Based Restricted Stock Units(1)	Aggregate Intrinsic Value (in millions)
Non-vested as of December 31, 2024	998,276	$21.4	309,045	$6.6
Granted	879,664		60,434
Performance adjustment(2)	(7,910)		(40,275)
Vested	(462,874)		(53,370)
Forfeited	(120,351)		(18,247)
Non-vested as of December 31, 2025	1,286,805	$16.5	257,587	$3.3
Shares vested, but not released(3)	46,890	0.6	—	—
Total outstanding restricted stock units	1,333,695	$17.1	257,587	$3.3
(1)The number of market performance-based restricted stock units granted are reflected within this table based upon the number of shares of common stock issuable upon achievement of the performance metric at target.
(2)Represents the decrease in the number of original performance units awarded based on the final performance criteria achievement at the end of the defined performance period.
(3)For certain vested restricted stock units, common stock issuance is contingent upon the first to occur of: (1) termination of service; (2) change in control; (3) death; or (4) disability, as defined in the 2010 Plan. Of these vested time-based restricted stock units 46,890 belong to an active member of the Board of Directors and the date of issuance is therefore unknown at this time. The weighted average grant date fair value of these units is $8.42 per unit. Holders of these certain vested restricted stock units are entitled to receive dividends, but are not entitled to vote until such stock is issued.

Schedule of OP Units Activity
The following table summarizes OP unit grants under the 2017 Plan during the years ended December 31, 2025, 2024 and 2023:

Years Ended December 31,	Grantee Type	Number of OP Units Granted	Vesting Period	Grant Date Fair Value (In thousands)
2025	Directors	75,963	1 year	$1,285
2025	Associates	565,391	3 years	$12,012
2024	Directors	43,478	1 year	$1,100
2024	Associates	662,200	3 years	$16,969
2023	Directors	37,827	1 year	$1,100
2023	Associates	357,254	1-3 years	$11,917
The following table provides a summary of the OP unit activity under the 2017 Plan for the year ended December 31, 2025:

Year Ended December 31, 2025
OP Units	Number of Time-Based OP Units and AFFO OP Units	Aggregate Intrinsic Value (in millions)	Number of Market Performance-Based OP Units	Aggregate Intrinsic Value (in millions)
Non-vested as of December 31, 2024	562,985	$12.0	567,969	$12.2
Granted	541,571		99,783
Performance adjustment	—		(77,033)
Vested	(242,746)		(102,113)
Forfeited	(107,686)		(117,788)
Non-vested as of December 31, 2025	754,124	$9.7	370,818	$4.8
Shares vested, but not released	612,210	7.9	181,770	—
Total outstanding OP units	1,366,334	$17.6	552,588	$4.8

Schedule of Market Performance Vesting Percentage	In the event that the RMZ Relative Market Performance during the Market Performance Period is achieved at the “threshold,” “target” or “high” level as set forth below, the awards will become vested as to the market condition with respect to the percentage of RSUs, as applicable, set forth below:

Performance Level Thresholds	RMZ Relative Market Performance	Market Performance Vesting Percentage
High Level	above 75th percentile	200%
Target Level	50th percentile	100%
Threshold Level	25th percentile	50%
Below Threshold Level	below 25th percentile	0%

Schedule of Assumptions Used in Valuations	Assumptions used in the valuations are summarized as follows:

Award Date	Expected Stock Price Volatility (1)	Risk-Free Interest Rate	Dividend Yield (2)
2023	28%	4.77%	N/A
2024	29%	4.29%	N/A
2025	28%	4.00%	N/A
(1)Volatility is based on historical stock price.
(2)Dividends are assumed to be reinvested and therefore not applicable.
Schedule of Stock Options Activity
The following table provides a summary of option activity for the year ended December 31, 2025:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Terms (Years)
Outstanding as of December 31, 2024	67,998	$9.81	1.8
Exercised	(23,000)	9.81
Outstanding as of December 31, 2025	44,998	$9.81	0.9

Exercisable as of December 31, 2025	44,998	$9.81	0.9